Quarterly Holdings Report
for
Fidelity® Low-Priced Stock Fund
October 31, 2023
LPS-NPRT1-1223
1.809099.120
Common Stocks - 98.4%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.3%
Entertainment - 0.5%
GungHo Online Entertainment, Inc.	495,892	7,477
International Games Systems Co. Ltd.	2,603,706	50,148
Warner Bros Discovery, Inc. (a)	6,321,176	62,832
		120,457
Interactive Media & Services - 0.3%
Cars.com, Inc. (a)	3,157,753	48,093
JOYY, Inc. ADR	198,693	7,733
New Work SE	1,982	142
ZIGExN Co. Ltd.	2,140,636	6,834
		62,802
Media - 0.5%
Comcast Corp. Class A	1,915,847	79,105
DMS, Inc.	59,627	540
Intage Holdings, Inc.	216,274	2,393
Nexstar Broadcasting Group, Inc. Class A	167,358	23,444
Pico Far East Holdings Ltd.	22,343,215	3,918
Reach PLC	5,465,710	5,069
RKB Mainichi Broadcasting Corp.	35,171	1,178
Saga Communications, Inc. Class A	310,161	6,017
Thryv Holdings, Inc. (a)	443,934	7,738
TOW Co. Ltd.	1,308,513	2,734
Trenders, Inc. (b)	148,856	1,160
TVA Group, Inc. Class B (non-vtg.) (a)	1,172,196	1,234
		134,530
TOTAL COMMUNICATION SERVICES		317,789
CONSUMER DISCRETIONARY - 14.3%
Automobile Components - 1.5%
Adient PLC (a)	388,494	13,088
ASTI Corp. (c)	245,171	5,811
Brembo SpA	1,082,450	11,625
Cie Automotive SA	1,359,128	34,601
Compagnie Plastic Omnium SA	467,596	5,244
DaikyoNishikawa Corp.	495,879	2,480
Gentex Corp.	595,494	17,079
GUD Holdings Ltd.	98,804	672
Hi-Lex Corp.	955,866	8,377
LCI Industries (b)	1,177,841	127,784
Lear Corp.	669,180	86,833
Motonic Corp. (c)	2,066,285	12,560
Murakami Corp.	157,891	3,210
Patrick Industries, Inc.	176,732	13,281
PT Selamat Sempurna Tbk	50,438,500	6,887
Sewon Precision Industries Co. Ltd.	225,052	983
SJM Co. Ltd. (c)	923,351	2,469
SJM Holdings Co. Ltd.	340,617	850
SNT Holdings Co. Ltd. (c)	885,108	10,492
TBK Co. Ltd.	75,228	189
TPR Co. Ltd.	362,351	4,247
Yutaka Giken Co. Ltd. (c)	1,167,220	15,044
		383,806
Automobiles - 0.3%
Harley-Davidson, Inc.	2,129,386	57,174
Isuzu Motors Ltd.	1,210,952	13,503
Kabe Husvagnar AB (B Shares)	244,597	5,862
		76,539
Broadline Retail - 2.4%
ASKUL Corp.	2,954,241	38,566
B&M European Value Retail SA	8,098,932	52,054
Belluna Co. Ltd. (c)	4,875,900	19,812
Big Lots, Inc. (b)	1,227,059	5,595
Europris ASA (d)	2,587,691	14,652
Gwangju Shinsegae Co. Ltd.	230,944	5,144
Kohl's Corp. (b)	1,121,161	25,282
Macy's, Inc. (b)	1,097,300	13,365
Max Stock Ltd.	10,558	16
Next PLC	4,639,864	388,225
Rusta AB	5,239,046	21,261
Vipshop Holdings Ltd. ADR (a)	992,646	14,155
		598,127
Distributors - 0.4%
Arata Corp.	592,544	22,053
Autohellas SA	185,138	2,492
Central Automotive Products Ltd.	303,468	6,797
Inchcape PLC	2,826,770	22,882
PALTAC Corp.	1,193,019	38,673
		92,897
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	69,332	3,591
Clip Corp.	93,673	533
Cross-Harbour Holdings Ltd.	2,339,636	2,409
Frontdoor, Inc. (a)	425,855	12,320
H&R Block, Inc.	1,089,062	44,706
JP-Holdings, Inc.	174,990	408
Step Co. Ltd.	706,414	8,137
		72,104
Hotels, Restaurants & Leisure - 0.3%
Betsson AB (B Shares)	3,078,336	30,942
Brinker International, Inc. (a)	457,437	15,516
Ibersol SGPS SA	1,188,295	8,424
J.D. Wetherspoon PLC (a)	1,580,435	12,140
		67,022
Household Durables - 2.7%
Ace Bed Co. Ltd.	35,526	654
Barratt Developments PLC	17,801,552	89,555
Bellway PLC	3,600,367	91,372
Chervon Holdings Ltd.	8,814,563	21,711
Cuckoo Holdings Co. Ltd.	508,128	6,379
D.R. Horton, Inc.	242,108	25,276
Emak SpA	3,172,232	2,984
First Juken Co. Ltd. (b)(c)	1,339,945	9,716
FJ Next Co. Ltd.	1,190,569	8,319
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	8,158,037	37,846
Hamilton Beach Brands Holding Co. Class A	51,255	631
Helen of Troy Ltd. (a)(b)(c)	1,244,166	122,326
JM AB (B Shares)	1,464,919	15,591
Open House Group Co. Ltd.	545,508	17,980
Portmeirion Group PLC	15,126	44
Pressance Corp.	2,512,223	27,103
Tempur Sealy International, Inc.	1,876,159	74,915
Token Corp.	238,208	12,501
TopBuild Corp. (a)	111,529	25,513
Vistry Group PLC	11,383,200	97,818
ZAGG, Inc. rights (a)(e)	448,847	0
		688,234
Leisure Products - 0.0%
Miroku Corp.	67,258	725
Roland Corp.	145,840	4,217
		4,942
Specialty Retail - 4.9%
Academy Sports & Outdoors, Inc.	111,302	4,991
Arcland Sakamoto Co. Ltd.	739,291	7,919
AutoZone, Inc. (a)	153,368	379,912
Best Buy Co., Inc.	437,563	29,238
BHG Group AB (a)(b)	4,375,745	3,861
BMTC Group, Inc. (c)	3,273,641	28,328
Buffalo Co. Ltd.	89,101	754
Dick's Sporting Goods, Inc.	590,300	63,133
Enigmo, Inc.	532,128	1,159
Foot Locker, Inc. (b)	2,454,453	51,519
Formosa Optical Technology Co. Ltd.	1,002,000	2,471
Fuji Corp.	515,575	5,814
Goldlion Holdings Ltd.	26,312,716	3,404
Hamee Corp. (b)	620,642	3,829
Handsman Co. Ltd.	402,474	2,808
IA Group Corp. (c)	123,222	2,796
International Housewares Retail Co. Ltd.	2,161,256	591
JD Sports Fashion PLC	41,921,904	64,966
Jumbo SA (c)	7,508,436	197,505
K's Holdings Corp.	555,821	5,172
Kid ASA (d)	51,476	418
Ku Holdings Co. Ltd.	1,132,119	8,271
Leon's Furniture Ltd.	307,516	3,759
Maisons du Monde SA (d)	146,390	735
Mr. Bricolage SA (a)	823,574	6,971
Nafco Co. Ltd. (c)	1,856,681	22,706
Papyless Co. Ltd.	90,542	521
Pets At Home Group PLC	1,924,129	6,567
Ross Stores, Inc.	1,213,976	140,785
Sally Beauty Holdings, Inc. (a)(c)	8,391,646	71,329
Sportsman's Warehouse Holdings, Inc. (a)(c)	2,834,050	14,425
Syuppin Co. Ltd.	297,983	2,047
The Hour Glass Ltd.	1,667,914	2,028
Valvoline, Inc.	10,013	297
WH Smith PLC	1,773,075	24,999
Williams-Sonoma, Inc.	399,448	60,013
		1,226,041
Textiles, Apparel & Luxury Goods - 1.5%
Best Pacific International Holdings Ltd.	34,711,372	4,614
Crocs, Inc. (a)	51,984	4,643
Deckers Outdoor Corp. (a)	15,974	9,537
Embry Holdings Ltd. (a)	2,161,314	120
Gildan Activewear, Inc.	2,784,803	79,101
Handsome Co. Ltd. (c)	1,400,000	19,328
Kontoor Brands, Inc.	665,586	30,916
Levi Strauss & Co. Class A (b)	4,184,861	57,207
PVH Corp.	949,303	70,581
Sun Hing Vision Group Holdings Ltd. (c)	18,024,639	1,670
Texwinca Holdings Ltd.	37,032,687	4,923
Victory City International Holdings Ltd. (e)	8,385,171	311
Wolverine World Wide, Inc.	3,811,478	30,682
Youngone Corp.	250,000	10,035
Youngone Holdings Co. Ltd. (c)	752,000	43,564
		367,232
TOTAL CONSUMER DISCRETIONARY		3,576,944
CONSUMER STAPLES - 7.4%
Beverages - 0.6%
A.G. Barr PLC	1,967,396	11,753
Britvic PLC	5,703,526	58,093
Monster Beverage Corp.	1,389,367	70,997
Muhak Co. Ltd.	591,877	2,374
Spritzer Bhd	4,038,105	1,317
Viva Wine Group AB	2,442,200	7,001
		151,535
Consumer Staples Distribution & Retail - 5.0%
Acomo NV	136,958	2,797
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	2,155,676	117,348
Belc Co. Ltd. (c)	1,625,827	76,253
BJ's Wholesale Club Holdings, Inc. (a)	1,505,443	102,551
Corporativo Fragua S.A.B. de CV	268,743	7,205
Cosmos Pharmaceutical Corp.	1,156,726	120,378
Create SD Holdings Co. Ltd. (c)	4,470,933	95,878
Daikokutenbussan Co. Ltd.	134,434	5,697
Eurocash SA	75,175	250
G-7 Holdings, Inc.	1,240,085	9,470
Genky DrugStores Co. Ltd. (c)	991,775	37,767
Halows Co. Ltd. (c)	1,463,571	41,117
MARR SpA (a)	113,187	1,341
Metro, Inc.	7,832,187	397,836
North West Co., Inc.	74,566	1,901
Performance Food Group Co. (a)	96,184	5,556
Sapporo Clinical Laboratory	11,139	74
Sprouts Farmers Market LLC (a)	3,786,701	159,117
Tsuruha Holdings, Inc.	148,848	10,934
U.S. Foods Holding Corp. (a)	114,888	4,474
YAKUODO Holdings Co. Ltd.	155,323	2,861
Yaoko Co. Ltd.	719,014	37,017
		1,237,822
Food Products - 1.4%
Armanino Foods of Distinction	1,031,012	4,774
Axyz Co. Ltd.	21,593	411
Carr's Group PLC (c)	5,976,581	9,444
Century Pacific Food, Inc.	18,311,229	9,017
Delfi Ltd.	2,451,392	2,206
Food Empire Holdings Ltd. (c)	30,378,449	24,402
Fresh Del Monte Produce, Inc.	781,135	19,528
Gruma S.A.B. de CV Series B	480,600	8,363
Inghams Group Ltd.	7,376,084	17,276
Ingredion, Inc.	272,939	25,542
Kaveri Seed Co. Ltd. (a)	500,714	3,722
Lamb Weston Holdings, Inc.	283,300	25,440
Nomad Foods Ltd. (a)	586,102	8,100
Ottogi Corp.	82,837	22,944
Pacific Andes International Holdings Ltd. (a)(e)	106,294,500	0
Pacific Andes Resources Development Ltd. (a)(e)	206,495,288	2
Pickles Holdings Co. Ltd.	353,736	2,799
Rocky Mountain Chocolate Factory, Inc. (a)(c)	449,645	1,794
S Foods, Inc.	798,424	16,890
Seaboard Corp.	37,157	130,308
Sunjin Co. Ltd. (c)	2,116,219	11,206
Sunjuice Holdings Co. Ltd.	240,000	1,652
Tate & Lyle PLC	1,858,705	14,244
		360,064
Household Products - 0.0%
Transaction Co. Ltd.	395,776	5,114
Personal Care Products - 0.3%
Hengan International Group Co. Ltd.	8,778,022	29,400
Sarantis SA (c)	3,776,833	31,371
TCI Co. Ltd.	400,000	2,137
		62,908
Tobacco - 0.1%
KT&G Corp.	134,000	8,441
Scandinavian Tobacco Group A/S (d)	694,542	10,309
		18,750
TOTAL CONSUMER STAPLES		1,836,193
ENERGY - 10.5%
Energy Equipment & Services - 0.2%
John Wood Group PLC (a)	12,128,176	20,918
PHX Energy Services Corp.	1,190,480	6,318
Total Energy Services, Inc.	1,747,036	10,431
		37,667
Oil, Gas & Consumable Fuels - 10.3%
Adams Resources & Energy, Inc.	97,244	3,096
Antero Resources Corp. (a)	5,952,119	175,230
Berry Corp. (c)	4,265,920	35,620
Bonterra Energy Corp. (a)	575,385	2,846
Callon Petroleum Co. (a)(b)	1,388,565	51,863
Cenovus Energy, Inc. (Canada)	10,590,761	201,772
China Petroleum & Chemical Corp. (H Shares)	85,763,590	43,863
Chord Energy Corp.	1,556,219	257,274
Chord Energy Corp.:
warrants 9/1/24 (a)	327,890	9,279
warrants 9/1/25 (a)	163,994	3,036
Civitas Resources, Inc. (b)	2,826,584	213,209
CNX Resources Corp. (a)(b)	1,616,761	35,116
Diamondback Energy, Inc.	530,639	85,072
Energy Transfer LP	704,162	9,260
Enterprise Products Partners LP	1,615,825	42,076
Exxon Mobil Corp.	56,744	6,006
Hankook Shell Oil Co. Ltd.	8,910	1,509
INPEX Corp.	99,134	1,439
Iwatani Corp.	97,874	4,681
Marathon Oil Corp.	2,194,239	59,925
Mi Chang Oil Industrial Co. Ltd. (c)	173,900	9,315
NACCO Industries, Inc. Class A	392,320	13,555
Northern Oil & Gas, Inc.	1,319,520	50,590
Oil & Natural Gas Corp. Ltd.	43,622,493	97,580
Oil India Ltd.	13,091,000	47,030
Ovintiv, Inc. (b)	6,723,087	322,708
Parkland Corp.	528,949	16,009
Petronet LNG Ltd.	14,000,000	33,547
Range Resources Corp.	6,018,533	215,704
Shell PLC (London)	556,421	17,932
Southwestern Energy Co. (a)	14,311,720	102,043
TotalEnergies SE sponsored ADR	6,044,777	402,582
Unit Corp.	57,897	3,188
Unit Corp. warrants 9/3/27 (a)	192,418	654
		2,574,609
TOTAL ENERGY		2,612,276
FINANCIALS - 14.0%
Banks - 4.8%
ACNB Corp.	376,769	12,965
Associated Banc-Corp.	4,570,112	74,082
Bar Harbor Bankshares	667,354	16,697
C & F Financial Corp.	15,985	842
Cadence Bank	3,008,868	63,728
Camden National Corp.	337,780	9,850
Central Pacific Financial Corp.	159,950	2,524
Community Trust Bancorp, Inc.	67,592	2,539
East West Bancorp, Inc.	820,582	44,000
First Bancorp, Puerto Rico	2,748,011	36,686
First Foundation, Inc.	27,629	125
First of Long Island Corp.	854,228	9,174
FNB Corp., Pennsylvania	5,216,044	55,760
Intercorp Financial Services, Inc.	622,196	11,685
Meridian Corp.	58,044	580
Nicolet Bankshares, Inc.	199,840	14,552
Oak Valley Bancorp Oakdale California	118,315	2,952
OFG Bancorp	104,151	3,085
Plumas Bancorp	198,402	6,775
QCR Holdings, Inc.	578,273	27,439
Southern Missouri Bancorp, Inc.	208,479	8,433
Sparebank 1 Oestlandet	1,014,415	11,260
Sparebank 1 Sr Bank ASA (primary capital certificate)	1,126,092	12,218
Sparebanken Nord-Norge	2,433,320	20,563
Synovus Financial Corp.	3,628,341	94,591
The First Bancorp, Inc.	176,159	4,127
U.S. Bancorp	1,200,504	38,272
Union Bankshares, Inc.	73,917	1,995
United Community Bank, Inc.	2,938,782	64,918
Unity Bancorp, Inc.	109,111	2,625
Washington Trust Bancorp, Inc.	664,420	15,408
Webster Financial Corp.	1,402,603	53,257
Wells Fargo & Co.	10,329,202	410,792
West Bancorp., Inc.	629,818	10,348
Wintrust Financial Corp.	720,960	53,849
		1,198,696
Capital Markets - 2.0%
ABG Sundal Collier ASA	2,604,103	1,180
Azimut Holding SpA	117,408	2,470
Banca Generali SpA	324,516	10,514
Bank of New York Mellon Corp.	109,862	4,669
DWS Group GmbH & Co. KGaA (d)	152,741	4,470
Federated Hermes, Inc.	2,340,165	74,183
Korea Ratings Corp.	7,234	408
Lazard Ltd. Class A	2,621,858	72,809
LPL Financial	275,875	61,939
PJT Partners, Inc.	6,081	477
Rathbone Brothers PLC	1,647,782	30,002
Raymond James Financial, Inc.	1,530,970	146,116
SEI Investments Co.	1,088	58
Stifel Financial Corp.	1,014,878	57,848
T. Rowe Price Group, Inc.	10,014	906
Van Lanschot Kempen NV (Bearer)	1,016,422	27,263
Vontobel Holdings AG	222,140	12,943
		508,255
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	14,029,222	9,670
Discover Financial Services	2,494,804	204,774
OneMain Holdings, Inc.	814,510	29,265
		243,709
Financial Services - 1.4%
ASAX Co. Ltd.	108,971	467
Enact Holdings, Inc.	2,694,898	74,271
Essent Group Ltd.	861,151	40,681
Far East Horizon Ltd.	991,707	698
Federal Agricultural Mortgage Corp.:
Class A (multi-vtg.)	4,892	604
Class C (non-vtg.)	316,638	47,040
FleetCor Technologies, Inc. (a)	458,372	103,212
Fuyo General Lease Co. Ltd.	129,019	10,489
Nice Information & Telecom, Inc.	433,187	6,544
Tokyo Century Corp.	149,487	5,760
Zenkoku Hosho Co. Ltd.	1,541,597	49,298
		339,064
Insurance - 4.8%
American Financial Group, Inc.	726,244	79,422
ASR Nederland NV	1,884,950	70,205
Db Insurance Co. Ltd.	702,827	45,657
Direct Line Insurance Group PLC (a)	47,436,973	87,235
First American Financial Corp.	749,432	38,551
Grupo Catalana Occidente SA	401,852	12,862
Hartford Financial Services Group, Inc.	113,158	8,311
Hiscox Ltd.	297,574	3,393
National Western Life Group, Inc.	96,094	46,019
NN Group NV	1,044,159	33,489
Primerica, Inc.	321,173	61,395
Qualitas Controladora S.A.B. de CV	824,217	6,808
Reinsurance Group of America, Inc.	1,752,230	261,906
Selective Insurance Group, Inc.	1,037,089	107,971
Talanx AG	767,818	48,299
The Travelers Companies, Inc.	25,968	4,348
Unum Group	5,729,466	280,171
		1,196,042
TOTAL FINANCIALS		3,485,766
HEALTH CARE - 12.3%
Biotechnology - 0.5%
Amgen, Inc.	2,997	766
Cell Biotech Co. Ltd. (c)	501,968	4,022
Essex Bio-Technology Ltd.	11,896,591	4,254
Gilead Sciences, Inc.	1,065,992	83,723
Regeneron Pharmaceuticals, Inc. (a)	4,296	3,350
United Therapeutics Corp. (a)	125,016	27,861
		123,976
Health Care Equipment & Supplies - 0.7%
Arts Optical International Holdings Ltd.	3,382,972	358
Embecta Corp.	1,729,751	26,154
Envista Holdings Corp. (a)	65,538	1,525
Fukuda Denshi Co. Ltd.	1,627,884	58,171
Hoshi Iryo-Sanki Co. Ltd. (c)	194,304	4,934
I-Sens, Inc.	650,000	11,068
InBody Co. Ltd. (c)	741,922	11,859
Medikit Co. Ltd.	40,031	707
Nakanishi, Inc.	392,476	8,620
Prim SA (c)	1,349,590	14,923
St. Shine Optical Co. Ltd.	555,856	3,116
Techno Medica Co. Ltd.	37,294	564
Utah Medical Products, Inc. (c)	214,452	17,053
Value Added Technology Co. Ltd.	436,553	9,382
Vieworks Co. Ltd.	394,258	8,617
Zimmer Biomet Holdings, Inc.	29,970	3,129
		180,180
Health Care Providers & Services - 9.2%
Centene Corp. (a)	2,475,984	170,793
Ci Medical Co. Ltd.	98,420	2,417
Cigna Group	929,384	287,366
CVS Health Corp.	567,900	39,191
Elevance Health, Inc.	1,076,937	484,719
Henry Schein, Inc. (a)	580,250	37,705
Hi-Clearance, Inc.	1,660,459	6,760
Humana, Inc.	356,848	186,878
Laboratory Corp. of America Holdings	486,529	97,174
Medica Sur SA de CV	1,133,220	2,671
Quest Diagnostics, Inc.	405,035	52,695
Select Medical Holdings Corp.	149,854	3,406
Ship Healthcare Holdings, Inc.	337,607	5,212
Sinopharm Group Co. Ltd. (H Shares)	42,918,666	102,631
UnitedHealth Group, Inc.	1,006,839	539,234
Universal Health Services, Inc. Class B	2,027,486	255,240
WIN-Partners Co. Ltd. (c)	2,090,715	15,527
		2,289,619
Health Care Technology - 0.0%
Software Service, Inc.	49,566	2,824
Life Sciences Tools & Services - 0.5%
ICON PLC (a)	538,784	131,442
Pharmaceuticals - 1.4%
Bliss Gvs Pharma Ltd.	1,500,142	1,514
China Medical System Holdings Ltd.	9,917,804	15,860
Consun Pharmaceutical Group Ltd.	3,967,268	2,333
Daewon Pharmaceutical Co. Ltd. (c)	2,142,922	24,609
Dai Han Pharmaceutical Co. Ltd.	297,037	5,885
Daito Pharmaceutical Co. Ltd. (c)	943,533	12,054
Dawnrays Pharmaceutical Holdings Ltd.	64,463,152	9,167
DongKook Pharmaceutical Co. Ltd.	1,420,400	16,964
Faes Farma SA	3,047,061	9,559
Fuji Pharma Co. Ltd.	431,895	3,336
Genomma Lab Internacional SA de CV	2,470,324	1,853
Granules India Ltd.	145,164	568
Huons Co. Ltd. (c)	853,834	25,602
Hypera SA (a)	1,161,200	6,976
Jazz Pharmaceuticals PLC (a)	213,090	27,067
Korea United Pharm, Inc.	40,010	691
Kwang Dong Pharmaceutical Co. Ltd. (c)	4,164,491	22,747
Lee's Pharmaceutical Holdings Ltd.	20,887,556	3,253
Nippon Chemiphar Co. Ltd.	67,709	740
Recordati SpA	622,970	28,740
Sanofi SA	1,234,043	112,059
Sanofi SA sponsored ADR	116,386	5,266
Syngen Biotech Co. Ltd.	357,700	1,756
Whanin Pharmaceutical Co. Ltd. (c)	1,016,010	10,571
		349,170
TOTAL HEALTH CARE		3,077,211
INDUSTRIALS - 15.7%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	1,362,000	38,204
Huntington Ingalls Industries, Inc.	400,703	88,083
Leonardo DRS, Inc. (a)(b)	432,405	8,246
Rheinmetall AG	27,243	7,795
V2X, Inc. (a)	399,244	20,389
		162,717
Air Freight & Logistics - 0.4%
AIT Corp.	161,138	1,763
Compania de Distribucion Integral Logista Holdings SA	1,045,958	25,654
Hamakyorex Co. Ltd. (c)	1,236,984	30,967
SENKO Co. Ltd.	496,141	3,418
Sinotrans Ltd. (H Shares)	29,752,139	9,778
Trancom Co. Ltd. (c)	818,393	37,599
		109,179
Building Products - 0.8%
Builders FirstSource, Inc. (a)	344,507	37,386
Hayward Holdings, Inc. (a)	9,396,803	98,666
Kondotec, Inc. (c)	1,589,771	11,954
Masonite International Corp. (a)	450,820	35,678
Nihon Dengi Co. Ltd.	307,484	8,255
Nihon Flush Co. Ltd.	1,126,636	6,629
Owens Corning	35,740	4,052
Sekisui Jushi Corp.	129,619	2,114
		204,734
Commercial Services & Supplies - 1.0%
Aeon Delight Co. Ltd.	200,612	4,423
AJIS Co. Ltd. (c)	854,314	12,875
BIC SA	39,959	2,505
Civeo Corp. (c)	781,133	15,623
CoreCivic, Inc. (a)	4,311,092	54,751
CTS Co. Ltd.	4,883	22
Fursys, Inc. (c)	900,000	19,333
Lion Rock Group Ltd.	18,396,658	2,422
Mears Group PLC	930,316	2,912
Mitie Group PLC	40,677,547	48,700
Pilot Corp.	4,959	168
Prosegur Compania de Seguridad SA (Reg.)	297,455	444
S1 Corp.	304,308	12,281
Takkt AG	236,211	3,024
The GEO Group, Inc. (a)	2,151,355	18,803
VSE Corp. (c)	1,155,757	62,180
		260,466
Construction & Engineering - 1.1%
Boustead Singapore Ltd.	5,752,218	3,424
Bowman Consulting Group Ltd. (a)	491,554	13,061
Dai-Dan Co. Ltd.	198,469	1,949
Daiichi Kensetsu Corp.	991,835	10,618
EMCOR Group, Inc.	652,329	134,804
Fuji Furukawa Engineering & Construction Co. Ltd.	15,052	472
Geumhwa PSC Co. Ltd. (c)	350,301	6,735
Lycopodium Ltd.	193,356	1,126
Meisei Industrial Co. Ltd.	1,140,529	7,703
Mirait One Corp.	383,092	5,077
Nippon Rietec Co. Ltd.	992,217	8,562
Primoris Services Corp.	1,338,873	40,247
Raiznext Corp. (c)	3,124,038	29,235
Shinnihon Corp.	1,736,381	13,995
Sinopec Engineering Group Co. Ltd. (H Shares)	98,424	49
United Integrated Services Co.	300,800	2,232
		279,289
Electrical Equipment - 1.4%
Acuity Brands, Inc.	711,251	115,201
Aichi Electric Co. Ltd.	431,359	10,555
AQ Group AB	754,433	30,549
Chiyoda Integre Co. Ltd.	268,924	4,929
GrafTech International Ltd. (b)(c)	18,289,383	63,098
Hammond Power Solutions, Inc. Class A	432,741	22,128
Korea Electric Terminal Co. Ltd.	437,401	20,426
nVent Electric PLC	515,763	24,824
Sensata Technologies, Inc. PLC	297,434	9,482
Servotronics, Inc. (a)	86,779	857
TKH Group NV (bearer) (depositary receipt)	907,977	33,126
Vitzrocell Co. Ltd.	140,000	1,762
		336,937
Ground Transportation - 0.5%
Alps Logistics Co. Ltd. (c)	2,280,392	23,860
Chilled & Frozen Logistics Holdings Co. Ltd.	785,904	7,231
Sakai Moving Service Co. Ltd. (c)	2,561,145	43,714
Stef SA	228,897	24,607
Universal Logistics Holdings, Inc. (c)	1,367,001	30,593
		130,005
Industrial Conglomerates - 0.5%
DCC PLC (United Kingdom)	1,669,901	92,655
Mytilineos SA	595,184	22,029
		114,684
Machinery - 3.1%
Aalberts Industries NV	5,214,660	162,329
AGCO Corp.	38,962	4,467
Allison Transmission Holdings, Inc.	72,429	3,652
Beijer Alma AB (B Shares)	1,446,151	22,983
Crane Co.	1,704,231	165,873
Daiwa Industries Ltd.	843,820	7,236
EnPro Industries, Inc.	373,509	41,482
ESAB Corp.	837,168	52,993
Estic Corp.	371,982	2,328
Foremost Income Fund (a)	2,141,103	9,935
Haitian International Holdings Ltd.	6,644,761	15,852
Hillenbrand, Inc.	2,660,200	101,167
Hosokawa Micron Corp. (b)	109,146	3,063
Hy-Lok Corp.	102,000	1,789
Hyster-Yale Materials Handling, Inc. Class A	360,368	14,418
ITT, Inc.	654,770	61,123
JOST Werke AG (d)	74,896	3,431
Luxfer Holdings PLC sponsored	773,659	6,398
Maruzen Co. Ltd. (c)	1,129,737	16,320
Miller Industries, Inc.	298,941	10,872
Mincon Group PLC	2,066,448	1,268
Nadex Co. Ltd. (c)	761,678	5,068
Precision Tsugami China Corp. Ltd.	230,272	237
Semperit AG Holding (b)	317,665	5,122
Shinwa Co. Ltd.	87,047	1,382
SIMPAC, Inc.	1,183,000	2,882
Stabilus Se	70,926	4,495
Takamatsu Machinery Co. Ltd.	318,092	1,062
Takeuchi Manufacturing Co. Ltd.	446,322	12,734
TK Group Holdings Ltd.	7,970,113	1,378
Tocalo Co. Ltd.	2,840,240	25,672
Trinity Industrial Corp.	810,397	5,261
Yamada Corp.	54,624	1,555
		775,827
Marine Transportation - 0.0%
SITC International Holdings Co. Ltd.	1,878,000	2,893
Tokyo Kisen Co. Ltd. (c)	515,292	1,983
		4,876
Passenger Airlines - 0.1%
Jet2 PLC	1,480,629	18,032
Professional Services - 3.2%
ABIST Co. Ltd.	72,539	1,479
Altech Corp.	333,059	5,660
Artner Co. Ltd.	245,003	2,773
Barrett Business Services, Inc.	69,532	6,359
CACI International, Inc. Class A (a)	327,742	106,437
Careerlink Co. Ltd. (b)	48,877	796
Concentrix Corp.	1,669,727	127,250
Creek & River Co. Ltd.	9,956	130
E-Credible Co. Ltd.	250,349	2,558
eClerx Services Ltd.	18,977	446
Gakujo Co. Ltd. (b)	273,210	3,047
Genpact Ltd.	3,979,725	133,480
Hito Communications Holdings, Inc.	179,885	1,465
HRnetgroup Ltd.	4,570,127	2,301
IFIS Japan Ltd.	176,026	683
JAC Recruitment Co. Ltd.	99,165	1,583
KBR, Inc.	2,294,030	133,398
Maximus, Inc.	1,475,437	110,245
Open Up Group, Inc.	97,842	1,214
Persol Holdings Co. Ltd.	8,204,326	12,302
Quick Co. Ltd. (c)	1,044,249	14,015
Science Applications International Corp.	539,813	58,969
SS&C Technologies Holdings, Inc.	4,959	249
Synergie SA	132,171	4,147
Verra Mobility Corp. (a)	2,314,291	45,754
WDB Holdings Co. Ltd.	655,041	9,299
Will Group, Inc.	1,105,628	7,965
World Holdings Co. Ltd.	386,278	5,924
		799,928
Trading Companies & Distributors - 2.8%
AddTech AB (B Shares)	25,212	369
AerCap Holdings NV (a)	215,876	13,410
Alconix Corp. (c)	2,106,848	19,081
Alligo AB (B Shares)	241,068	1,892
Beacon Roofing Supply, Inc. (a)	963,352	68,562
Bergman & Beving AB (B Shares)	384,305	5,150
Bossard Holding AG	61,240	12,603
Chori Co. Ltd. (c)	1,413,267	27,354
Core & Main, Inc. (a)	3,142,659	94,531
Ferguson PLC	633,984	95,224
Global Industrial Co.	278,592	8,901
Goodfellow, Inc. (c)	679,981	6,963
Green Cross Co. Ltd. (c)	489,181	3,342
Hanwa Co. Ltd.	99,894	3,011
Inaba Denki Sangyo Co. Ltd.	356,990	7,444
Itochu Corp.	3,910,192	140,849
KS Energy Services Ltd. (a)(e)	12,877,370	122
Lumax International Corp. Ltd.	2,201,510	5,518
Mitani Shoji Co. Ltd.	2,786,783	25,544
Momentum Group Komponenter & Tjanster AB	1,586,181	13,755
Parker Corp. (c)	2,122,361	10,597
Rasa Corp.	160,599	1,811
Richelieu Hardware Ltd.	693,786	20,752
RS GROUP PLC	3,537,652	29,119
Sanyo Trading Co. Ltd.	131,358	1,159
Senshu Electric Co. Ltd. (b)(c)	1,379,003	28,371
Totech Corp. (c)	893,100	28,335
Yamazen Co. Ltd.	128,923	1,044
Yuasa Trading Co. Ltd.	362,571	9,917
		684,730
Transportation Infrastructure - 0.1%
Daito Koun Co. Ltd.	19,695	93
Isewan Terminal Service Co. Ltd.	1,363,862	6,848
Meiko Transportation Co. Ltd.	747,115	5,981
Qingdao Port International Co. Ltd. (H Shares) (d)	16,364,462	8,175
		21,097
TOTAL INDUSTRIALS		3,902,501
INFORMATION TECHNOLOGY - 15.1%
Electronic Equipment, Instruments & Components - 6.8%
Advanced Energy Industries, Inc.	1,167,901	101,911
Belden, Inc.	930,976	66,006
CDW Corp.	738,054	147,906
Crane Nxt Co.	1,700,345	88,418
Daido Signal Co. Ltd.	45,809	125
Daiwabo Holdings Co. Ltd.	1,381,159	26,251
Dexerials Corp.	687,942	15,692
Elematec Corp.	588,596	6,699
Flex Ltd. (a)	2,832,016	72,839
FLEXium Interconnect, Inc.	600,000	1,546
Hon Hai Precision Industry Co. Ltd. (Foxconn)	31,404,012	93,660
IDIS Holdings Co. Ltd. (c)	780,969	6,575
Insight Enterprises, Inc. (a)	741,594	106,270
Jabil, Inc.	793,588	97,453
Kingboard Chemical Holdings Ltd. (c)	67,772,649	165,045
Makus, Inc.	686,027	4,435
Maruwa Ceramic Co. Ltd.	66,487	11,666
Methode Electronics, Inc. Class A	1,585,811	36,267
Nippo Ltd. (c)	634,735	5,448
PAX Global Technology Ltd.	44,727,813	30,874
Redington (India) Ltd.	29,256,820	50,110
Riken Keiki Co. Ltd.	67,929	2,783
SAMT Co. Ltd.	100,000	188
Shibaura Electronics Co. Ltd.	371,799	13,898
Simplo Technology Co. Ltd.	6,990,000	71,960
TD SYNNEX Corp.	2,400,259	220,056
Test Research, Inc.	150,000	278
Thinking Electronic Industries Co. Ltd.	4,124,000	17,426
Tomen Devices Corp.	328,403	10,935
Tripod Technology Corp.	3,548,000	18,150
Vontier Corp.	3,794,979	112,180
VSTECS Holdings Ltd. (c)	111,414,509	56,337
Yageo Corp.	1,266,000	20,624
		1,680,011
IT Services - 2.9%
ALTEN	119,084	14,024
Amdocs Ltd.	2,766,677	221,777
Argo Graphics, Inc.	729,863	15,995
Asahi Intelligence Service Co.	38,948	318
Avant Group Corp.	227,386	1,923
CDS Co. Ltd.	345,293	3,923
Cognizant Technology Solutions Corp. Class A	2,098,449	135,287
CSE Global Ltd. (c)	37,188,585	11,149
Densan System Holdings Co. Ltd.	40,898	739
Dimerco Data System Corp.	994,799	3,082
DTS Corp.	586,327	12,042
Econocom Group SA	4,802,105	11,763
Estore Corp.	152,520	1,244
Future Corp.	378,971	4,325
Gabia, Inc. (c)	900,000	9,710
Himacs Ltd.	27,757	253
Indra Sistemas SA	8,271,985	115,972
Information Planning Co.	124,309	2,523
Know IT AB	372,394	4,671
Neurones	71,260	2,590
Pole To Win Holdings, Inc.	259,739	803
Societe Pour L'Informatique Industrielle SA (c)	1,512,516	71,858
Sopra Steria Group	352,609	63,165
TDC Soft, Inc.	521,321	5,437
TIS, Inc.	458,422	9,817
		724,390
Semiconductors & Semiconductor Equipment - 2.4%
ASMPT Ltd.	3,420,804	28,973
Japan Material Co. Ltd.	97,895	1,375
Machvision, Inc.	209,000	1,159
Melexis NV	98,311	7,214
Micron Technology, Inc.	1,605,260	107,344
MKS Instruments, Inc.	1,660,133	109,004
Novatek Microelectronics Corp.	100,000	1,407
Parade Technologies Ltd.	936,000	30,665
Powertech Technology, Inc.	10,000,000	32,463
Renesas Electronics Corp. (a)	4,227,145	55,526
Skyworks Solutions, Inc.	1,054,738	91,488
Sumco Corp.	1,376,483	17,787
Systems Technology, Inc.	150,100	3,056
Taiwan Semiconductor Manufacturing Co. Ltd.	3,701,000	60,400
Topco Scientific Co. Ltd.	7,819,593	40,825
		588,686
Software - 0.6%
ANSYS, Inc. (a)	151,359	42,117
Cresco Ltd.	670,034	7,334
Enghouse Systems Ltd.	24,700	580
Focus Systems Corp.	54,390	357
Fukui Computer Holdings, Inc.	198,350	3,405
Hecto Innovation Co. Ltd.	500,074	4,796
Jastec Co. Ltd.	55,963	574
Justsystems Corp.	99,134	1,767
KSK Co., Ltd. (c)	538,565	9,047
Linedata Services	5,878	322
NetGem SA	521,820	519
NSW, Inc.	173,583	3,130
Open Text Corp. (b)	1,057,099	35,294
Pro-Ship, Inc.	597,077	5,160
System Research Co. Ltd.	136,204	2,931
VMware, Inc. Class A (a)	248,113	36,138
		153,471
Technology Hardware, Storage & Peripherals - 2.4%
Dell Technologies, Inc.	1,879,707	125,771
Elecom Co. Ltd.	545,624	6,187
MCJ Co. Ltd.	2,668,935	19,201
Samsung Electronics Co. Ltd.	1,884,000	93,637
Seagate Technology Holdings PLC	5,044,408	344,281
TSC Auto ID Technology Corp. (c)	2,544,911	18,267
		607,344
TOTAL INFORMATION TECHNOLOGY		3,753,902
MATERIALS - 5.4%
Chemicals - 2.9%
Axalta Coating Systems Ltd. (a)	3,912,099	102,614
C. Uyemura & Co. Ltd.	743,856	40,388
Celanese Corp. Class A	670,467	76,775
EcoGreen International Group Ltd. (a)(c)(e)	52,531,322	10,204
Element Solutions, Inc.	3,501,139	63,826
FMC Corp.	692,583	36,845
Fujikura Kasei Co., Ltd.	1,518,487	4,395
Gujarat Narmada Valley Fertilizers Co.	1,800,000	14,950
Gujarat State Fertilizers & Chemicals Ltd.	14,000,100	33,662
Huntsman Corp.	3,648,540	85,120
Jcu Corp.	347,183	7,573
KPX Chemical Co. Ltd.	139,925	4,399
LyondellBasell Industries NV Class A	1,990,551	179,627
Miwon Commercial Co. Ltd.	28,100	3,427
Muto Seiko Co. Ltd. (b)	198,323	2,167
Scientex Bhd	100,000	77
Soulbrain Co. Ltd.	81,000	13,967
Tronox Holdings PLC	3,302,682	35,306
Yip's Chemical Holdings Ltd.	21,935,420	4,093
		719,415
Construction Materials - 0.6%
Buzzi SpA	396,947	10,500
Eagle Materials, Inc.	376,565	57,957
GCC S.A.B. de CV	334,426	2,978
Mitani Sekisan Co. Ltd.	927,295	27,958
RHI Magnesita NV	200,079	6,240
Vertex Corp.	29,916	271
Wienerberger AG	1,372,007	33,302
		139,206
Containers & Packaging - 0.7%
Chuoh Pack Industry Co. Ltd. (c)	405,708	3,530
Corticeira Amorim SGPS SA	1,397,493	13,560
Groupe Guillin SA	61,003	1,714
Kohsoku Corp. (c)	1,636,783	22,001
Mayr-Melnhof Karton AG	185,104	21,740
Packaging Corp. of America	570,612	87,332
Silgan Holdings, Inc.	182,481	7,310
The Pack Corp. (c)	1,274,444	28,328
		185,515
Metals & Mining - 0.5%
Boliden AB	148,845	3,810
CI Resources Ltd.	390,970	354
CK-SAN-ETSU Co. Ltd.	28,716	677
Commercial Metals Co.	122,380	5,175
Hill & Smith Holdings PLC	506,278	10,141
Mount Gibson Iron Ltd. (a)	7,139,220	2,251
Tohoku Steel Co. Ltd. (c)	587,997	6,891
Tokyo Tekko Co. Ltd. (c)	737,211	18,105
Warrior Metropolitan Coal, Inc.	1,500,525	73,121
Webco Industries, Inc. (a)	4,158	728
		121,253
Paper & Forest Products - 0.7%
Miquel y Costas & Miquel SA	169,663	1,928
Stella-Jones, Inc.	2,258,363	118,296
Sylvamo Corp.	1,354,359	59,998
Western Forest Products, Inc.	3,729,694	1,936
		182,158
TOTAL MATERIALS		1,347,547
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Apple Hospitality (REIT), Inc.	192,113	3,012
Mapletree Industrial (REIT)	4,762,442	7,486
		10,498
Real Estate Management & Development - 0.7%
Anabuki Kosan, Inc.	95,910	1,241
Branicks Group AG (b)	913,570	3,770
Jones Lang LaSalle, Inc. (a)	732,780	93,737
LSL Property Services PLC	1,232,204	3,535
Real Matters, Inc. (a)	3,179,112	11,210
Relo Group, Inc.	195,275	1,936
Robinsons Land Corp.	31,301,070	7,677
Savills PLC	3,028,779	28,990
Selvaag Bolig ASA	509,458	1,213
Servcorp Ltd.	910,534	1,748
Tejon Ranch Co. (a)	413,415	6,416
		161,473
TOTAL REAL ESTATE		171,971
UTILITIES - 1.7%
Electric Utilities - 1.6%
Kansai Electric Power Co., Inc.	1,224,220	15,675
PG&E Corp. (a)	22,803,532	371,698
Power Grid Corp. of India Ltd.	66,666	162
Southern Co.	102,900	6,925
		394,460
Gas Utilities - 0.0%
China Resource Gas Group Ltd.	3,967,328	11,728
KyungDong City Gas Co. Ltd.	11,855	169
		11,897
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	32,943,659	24,139
Vistra Corp.	142,860	4,674
		28,813
TOTAL UTILITIES		435,170
TOTAL COMMON STOCKS (Cost $18,504,339)		24,517,270

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 6.25% (e)(g) (Cost $0)	9,933	0

Money Market Funds - 2.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (h)	412,305,695	412,388
Fidelity Securities Lending Cash Central Fund 5.40% (h)(i)	227,135,351	227,158
TOTAL MONEY MARKET FUNDS (Cost $639,514)		639,546

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $19,143,853)	25,156,816
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(238,863)
NET ASSETS - 100.0%	24,917,953

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,190,000 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Non-income producing - Security is in default.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	620,316	1,658,348	1,866,276	10,475	-	-	412,388	0.9%
Fidelity Securities Lending Cash Central Fund 5.40%	341,398	448,331	562,571	135	-	-	227,158	0.9%
Total	961,714	2,106,679	2,428,847	10,610	-	-	639,546

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
AJIS Co. Ltd.	14,379	-	14	-	6	(1,496)	12,875
ASL Marine Holdings Ltd.	1,762	-	1,643	-	(14,400)	14,281	-
ASTI Corp.	5,785	-	682	-	315	393	5,811
Adams Resources & Energy, Inc.	5,248	-	1,792	36	518	(878)	-
Aichi Electric Co. Ltd.	12,622	-	1,365	217	167	(870)	-
Alconix Corp.	23,775	-	2,283	371	(248)	(2,163)	19,081
Alps Logistics Co. Ltd.	25,224	-	26	303	17	(1,355)	23,860
BMTC Group, Inc.	40,069	-	175	-	167	(11,733)	28,328
Belc Co. Ltd.	76,992	-	79	500	64	(724)	76,253
Belluna Co. Ltd.	30,642	-	5,409	363	41	(5,462)	19,812
Berry Corp.	34,552	123	1,462	596	(955)	3,362	35,620
CDS Co. Ltd.	4,836	-	538	-	(107)	(269)	-
CSE Global Ltd.	14,462	-	933	368	(1,891)	(489)	11,149
Carr's Group PLC	11,074	86	10	88	3	(1,709)	9,444
Cell Biotech Co. Ltd.	4,598	-	132	-	(396)	(48)	4,022
Chase Corp.	78,351	-	78,403	-	59,138	(59,086)	-
Chori Co. Ltd.	29,117	-	28	495	12	(1,747)	27,354
Chuoh Pack Industry Co. Ltd.	3,714	-	4	73	1	(181)	3,530
Civeo Corp.	15,279	-	15	166	-	359	15,623
Create SD Holdings Co. Ltd.	120,041	-	8,732	1	5,792	(21,223)	95,878
Daewon Pharmaceutical Co. Ltd.	25,677	-	-	-	-	(1,068)	24,609
Daito Pharmaceutical Co. Ltd.	16,812	-	2,506	-	(2,882)	630	12,054
DongKook Pharmaceutical Co. Ltd.	26,400	-	11,668	-	7,978	(5,746)	-
EcoGreen International Group Ltd.	10,249	-	10	-	1	(36)	10,204
First Juken Co. Ltd.	10,494	-	11	179	1	(768)	9,716
First of Long Island Corp.	17,154	-	4,296	215	(4,066)	383	-
Food Empire Holdings Ltd.	24,699	-	27	-	20	(290)	24,402
Fresh Del Monte Produce, Inc.	64,093	-	42,340	426	3,164	(5,388)	-
Fujikura Kasei Co., Ltd.	5,840	-	860	83	(986)	401	-
Fursys, Inc.	21,272	-	-	-	-	(1,939)	19,333
Gabia, Inc.	8,502	-	-	-	-	1,208	9,710
Genky DrugStores Co. Ltd.	35,102	-	37	(2)	31	2,671	37,767
Geumhwa PSC Co. Ltd.	8,467	-	190	-	(140)	(1,402)	6,735
Goodfellow, Inc.	7,222	-	7	211	5	(257)	6,963
GrafTech International Ltd.	94,145	3,844	1,894	-	(3,218)	(29,779)	63,098
Green Cross Co. Ltd.	3,542	-	3	-	-	(197)	3,342
Halows Co. Ltd.	38,104	-	42	180	32	3,023	41,117
Hamakyorex Co. Ltd.	34,161	2	34	411	16	(3,178)	30,967
Handsome Co. Ltd.	22,736	-	-	-	-	(3,408)	19,328
Helen of Troy Ltd.	139,035	29,840	130	-	125	(46,544)	122,326
Hoshi Iryo-Sanki Co. Ltd.	6,033	-	255	43	23	(867)	4,934
Huons Co. Ltd.	21,618	-	-	162	-	3,984	25,602
Hyster-Yale Materials Handling, Inc. Class A	9,475	601	6,819	67	976	2,972	-
Hyster-Yale Materials Handling, Inc. Class B	14,806	-	-	101	-	(7,593)	-
IA Group Corp.	3,243	-	81	46	(45)	(321)	2,796
IDIS Holdings Co. Ltd.	7,513	-	178	-	(203)	(557)	6,575
InBody Co. Ltd.	16,288	-	-	-	-	(4,429)	11,859
JLM Couture, Inc.	165	-	5	-	(864)	704	-
Jumbo SA	279,752	-	55,072	3,115	34,142	(61,317)	197,505
KSK Co., Ltd.	9,417	-	10	-	7	(367)	9,047
Kingboard Chemical Holdings Ltd.	187,900	-	163	-	122	(22,814)	165,045
Kohsoku Corp.	24,624	-	23	237	14	(2,614)	22,001
Kondotec, Inc.	13,513	-	12	192	10	(1,557)	11,954
Kwang Dong Pharmaceutical Co. Ltd.	20,990	-	-	-	-	1,757	22,747
Maruzen Co. Ltd.	21,492	-	4,510	293	2,478	(3,140)	16,320
Mi Chang Oil Industrial Co. Ltd.	8,969	-	-	-	-	346	9,315
Motonic Corp.	14,377	-	-	-	-	(1,817)	12,560
Murakami Corp.	16,590	-	13,593	178	6,952	(6,739)	-
Nadex Co. Ltd.	5,837	-	6	51	3	(766)	5,068
Nafco Co. Ltd.	24,640	-	25	325	1	(1,910)	22,706
Nippo Ltd.	4,873	-	6	-	3	578	5,448
Parker Corp.	11,036	-	11	141	8	(436)	10,597
Prim SA	16,340	-	16	-	4	(1,405)	14,923
Quick Co. Ltd.	17,892	-	15	227	3	(3,865)	14,015
Raiznext Corp.	32,006	-	32	566	7	(2,746)	29,235
Rocky Mountain Chocolate Factory, Inc.	2,665	-	3	-	-	(868)	1,794
SJM Co. Ltd.	4,178	-	961	-	(551)	(197)	2,469
SNT Holdings Co. Ltd.	10,959	-	-	-	-	(467)	10,492
Sakai Moving Service Co. Ltd.	48,117	-	44	232	32	(4,391)	43,714
Sally Beauty Holdings, Inc.	99,191	1,956	537	-	(819)	(28,462)	71,329
Sanei Architecture Planning Co. Ltd.	18,021	-	23,152	-	6,700	(1,569)	-
Sarantis SA	33,067	-	1,399	-	393	(690)	31,371
Senshu Electric Co. Ltd.	38,862	-	32	416	25	(10,484)	28,371
Societe Pour L'Informatique Industrielle SA	88,564	-	75	796	67	(16,698)	71,858
Sportsman's Warehouse Holdings, Inc.	2,616	11,057	13	-	4	761	14,425
Step Co. Ltd.	11,518	-	2,594	227	1,235	(2,022)	-
Sun Hing Vision Group Holdings Ltd.	1,732	-	21	35	(85)	44	1,670
Sunjin Co. Ltd.	14,707	-	1,015	-	(965)	(1,521)	11,206
TSC Auto ID Technology Corp.	20,945	-	-	(15)	-	(2,678)	18,267
The Pack Corp.	29,772	-	28	-	9	(1,425)	28,328
Tohoku Steel Co. Ltd.	7,604	-	135	36	(46)	(532)	6,891
Tokyo Kisen Co. Ltd.	2,375	-	122	-	(31)	(239)	1,983
Tokyo Tekko Co. Ltd.	17,974	-	17	221	10	138	18,105
Tomen Devices Corp.	14,861	-	3,116	-	550	(1,360)	-
Totech Corp.	33,307	-	32	329	26	(4,966)	28,335
Trancom Co. Ltd.	40,598	-	41	326	40	(2,998)	37,599
Universal Logistics Holdings, Inc.	39,325	2,805	34	138	11	(11,514)	30,593
Utah Medical Products, Inc.	21,109	-	19	63	17	(4,054)	17,053
VSE Corp.	62,187	-	66	116	51	8	62,180
VSTECS Holdings Ltd.	56,564	-	138	-	82	(171)	56,337
WIN-Partners Co. Ltd.	16,006	-	15	-	9	(473)	15,527
Whanin Pharmaceutical Co. Ltd.	16,151	-	5,601	-	3,255	(3,234)	10,571
World Holdings Co. Ltd.	18,967	-	10,125	43	(2,796)	(123)	-
Youngone Holdings Co. Ltd.	45,318	-	-	742	-	(1,754)	43,564
Yutaka Giken Co. Ltd.	16,837	-	336	287	(434)	(1,023)	15,044
Total	2,789,714	50,314	298,283	15,016	98,755	(400,603)	2,129,639

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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